JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the JOHCM International Select Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees JOHCM International Select Fund	Class I Shares	Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JOHCM International Select Fund		Class I Shares	Class II Shares
Management Fees		0.85%	0.85%
Shareholder Servicing Fee		none	0.25%
Other Expenses		1.55%	1.80%
Total Annual Fund Operating Expenses		2.40%	2.65%
Fee Waivers and Reimbursements	[1]	(1.31%)	(1.31%)
Total Annual Fund Operating Expenses After Fee Waiver		1.09%	1.34%
[1]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.09% for Class I Shares and 1.34% for Class II Shares until July 31, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the  time periods indicated

and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example JOHCM International Select Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	111	556	1,098	2,582
Class II Shares	136	633	1,226	2,834

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79.52% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies headquartered outside the United States.  The Fund may invest in foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

To achieve its investment objective, JO Hambro Capital Management Ltd. (the

"Sub-Adviser") seeks to identify and make investments in foreign companies based on a multi-dimensional investment process.  They consider a number of factors including growth, valuation, size, momentum, and beta.  The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or "GARP") over all capitalization ranges.  The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained.  Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential.  In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry,

stability of the country in which the company is headquartered and the interrelationship of these variables over time.  As part of this evaluation, the

Sub-Adviser may without limitation analyze financial data and other information sources and conduct company interviews.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.

Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition,

common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the

People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place,

performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund have not completed a full year of operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts

("IRAs").  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return for the year ended December 31

Calendar Year-to-Date Return as of June 30, 2011: 2.32%

Best Quarter

September 30, 2010    20.80%

Worst Quarter

June 30, 2010        (10.07)%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns JOHCM International Select Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	CLASS I SHARES Before Taxes	29.74%	26.30%	Jul. 30, 2009	[1]
Class I Shares After Taxes on Distributions	CLASS I SHARES After Taxes on Distributions	29.65%	26.23%	Jul. 30, 2009	[1]
Class I Shares After Taxes on Distributions and Sales	CLASS I SHARES After Taxes on Distributions and Sale of Fund Shares	19.57%	22.55%	Jul. 30, 2009	[1]
Morgan Stanley Capital International EAFE Index	Morgan Stanley Capital International EAFE Index (reflects no deductions for fees, expenses or taxes)	8.21%	14.88%	Jul. 30, 2009	[1]
[1]	While the Fund commenced operations on July 29, 2009, the Fund began investing consistent with its investment objective on July 30, 2009.